One Commerce Square
                                           Philadelphia, PA 19103


Delaware Investments

                                             1933 Act Rule 497(j)
                                           		   File No. 33-11419
                                       1940 Act File No. 811-4997


February 4, 2000


Filed via EDGAR (CIK #0000809821)
_________________________________

Securities and Exchange Commission
Document Control
450 Fifth Street, N.W.
Washington, D.C.  20549


Re: 	File No. 33-11419
DELAWARE GROUP EQUITY FUNDS V -
DELAWARE SMALL CAP VALUE FUND
---------------------------------

Ladies and Gentlemen:

In accordance with the provisions of Rule 497(j), under the Securities Act of 1933, this is to certify that the form of Prospectus for Delaware Small Cap Value Fund that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in Post-Effective Amendment No. 26, the most recent post-effective amendment of Delaware Group Equity Funds V. Post-Effective Amendment No. 26 was filed electronically with the Commission on January 31, 2000 under paragraph (b) of Rule 485 under the Securities Act of 1933.

Very truly yours,


/s/Michael T. Pellegrino
--------------------------
Michael T. Pellegrino
Assistant Vice President/
Assistant Secretary/
Senior Counsel